united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2022

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2022

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid Year 2022 Market Commentary

Markets Fall in 1st Two Quarters, Amidst Economic Concerns

As a cheerful reminder, the S&P 500 advanced 29% in 2021, leading us to start 2022 at all-time highs. However, as we headed into this year, markets could not fight off the continued economic headwinds any longer. After rallying in March to post 1st quarter results down only −4.6%, the S&P 500 fell another −16.1% in the 2nd quarter. With the index declining 20% in the first half of this year, 2022 will go on record as the worst first six months since 1970. Having achieved the 20% drop definition during the quarter, we can officially pronounce US stocks hit a bear market.

As you can imagine, the Portfolio Management Team has been very active this year monitoring, evaluating and opining on markets and the economy. Likewise, we have been using our tools, resources and experience to navigate markets with our best efforts. Overall, we are pleased to report the strategic allocations of TOPS have added marked value so far in 2022 versus the S&P 500 and US Aggregate Bond Index. TOPS investors have benefitted primarily through a high level of strategic diversification among stocks and tactics employed to reduce the impact of interest rate rises on bonds.

After discussing Q1 & Q2 2022 financial market results, we will address three general themes important to TOPS portfolio returns and strategies:

1)	How did we get here?

2)	What should we do now?

3)	What are we watching for?

Year-To-Date Markets Review

Equity indexes continued their negative returns into the second quarter. Value stocks (S&P 500 Value) far outperformed growth stocks (S&P 500 Growth), returning −11.3% and −20.8%, respectively. Large cap equities (S&P 500, −16.1%) underperformed both midcap (S&P 400, −15.4%) and small cap (S&P 600, −14.1%). Emerging markets (MSCI Emerging Markets) returned −11.4%, outpacing developed international (MSCI EAFE), which returned −14.5%. Real estate (MSCI World Real Estate) and natural resources (S&P GSSI Natural Resources) were both negative, down −14.7% and −10.4% respectively, in the second quarter.

With another rocky quarter, most equity indexes are showing double-digit negative returns year-to-date. A noted exception is natural resources. The S&P GSSI Natural Resources Index has returned +15.9% so far this year. Value stocks (S&P 500 Value) returned −11.4% and are outperforming growth stocks (S&P 500 Growth), which have returned −27.6%. Small cap (S&P 600, −18.9%) is slightly outperforming midcap (S&P 400, −19.5%) and large cap (S&P 500, −20.0%). Emerging markets (MSCI Emerging Markets) returned −17.6%, outpacing developed international (MSCI EAFE), which returned −19.6%. Real estate is also negative year-to-date, down −19.7%.

Much like the first quarter, rising rates led to broadly negative fixed income returns for the second quarter. The 10-year US Treasury yield increased from 2.32% to 2.98%, driving the Bloomberg US Aggregate Bond Index to a −4.7% return for the quarter. With the 10-year Treasury yield nearly doubling in the first six months, the performance result has been a double-digit loss of −10.3% for Bloomberg US Aggregate Bond Index to start the year.

The fixed income trends of the first quarter continued in second quarter (Q2) with credit (ICE BofA US Corporate Index, −6.7% Q2; −13.9% YTD) underperforming government (ICE BofA US Treasury Index, −3.8% Q2; −9.2% YTD), and shorter duration (lower interest rate risk) holdings outperforming longer duration (higher interest rate risk). This was seen in both credit markets, with the Bloomberg US Corporate 1-3 year (−1.0% Q2; −3.5% YTD), and government markets, Bloomberg US Treasury 1-3 Year (−0.5% Q2; −3.0% YTD), where the shorter duration indexes outperformed the previously mentioned full duration indexes. While returning −3.0%, TIPs (Bloomberg US TIPs) underperformed their nominal Treasury counterparts for the quarter but have slightly outperformed for the year, returning −8.9%. High yield (Solactive USD High Yield Corporates, −9.9% Q2; −13.8% YTD), international bond indexes (Bloomberg Global Aggregate ex-USD, −5.2% Q2; −10.0% YTD), and investment grade corporates (iBoxx USD Liquid Investment Grade Index, −8.6% Q2; −16.2% YTD) were also negative for the quarter, adding to the losses for the year.

How did we get here?

The economy and markets are in the midst of an important transition. Markets over the last ten years were largely driven by a solid underlying economy, with an unprecedented amount of monetary stimulus from the Fed. There was a combination of several types of stimuli provided, along with low interest rates, which helped stocks sell at multiples (valuations) above historical averages. When this happens, it means investors are willing to pay ahead (sometimes several years) for earnings. Specifically, many of the FAANG (Facebook, Apple, Amazon, Netflix & Google) stocks reached sky high valuations that were greater than 50 times earnings.

Some are now calling those valuations a “bubble,” and others are just waiting on a rebound to previously attained “bubble” prices. While it will take some time, history may prove we were in fact in a stock market bubble, especially in some of the tech and FAANG stocks. Although bubbles are nearly impossible to pronounce until after they pop, we have written consistently about these high valuations for the last several years.

Economics 101 textbooks would dictate pumping massive levels of stimulus into the system will create inflation. Inflation can be seen in many ways. Some would argue the “bubble” prices in tech stocks were a proliferation of inflation in equity prices. However, since it took a long time for inflation to register in traditional measures (such as CPI), some felt we were truly getting a free lunch. This was the basis of a new idea, even developed in economics, called Modern Monetary Theory (MMT). While there are nuances, MMT is based importantly on the idea the government should pump as much stimulus as possible until inflation comes. The ride up was fun, but we believe we are experiencing the raw reality of MMT and it is proving to be painful if they go too far. As an example, in hindsight, the 3rd congressional stimulus package may have been completely unnecessary and instead acted as fuel on the fire we now must put out.

The abnormal situation also created the “bad news is good news” environment discussed over the past few years and mentioned in last month’s commentary. This may have contributed to the Federal Reserve’s hesitancy in acting to slow inflation this year. Even as abnormally high inflation began to materialize in reports, the Federal Reserve was slow to act.

The Fed is now admittedly behind the curve in cooling inflation, but it is not a simple error to correct. The Fed’s top tool for reigning in inflation is their ability to raise the Fed Funds Rate; however, rate rises take a while for the effects to kick in and have less impact on headline inflation (including food and energy). Further, since they have acted imperfectly so far, it increases the odds they are not able to navigate the rest of the task craft fully enough to avoid recession. Some even believe we are already in a recession, which will be labeled such in the future. If that is the case, it would be a unique recession, from a definition standpoint.

What should we do now?

According to the National Travel and Safety Board (NTSB), flying on private airplanes is much more dangerous than commercial aircraft. On large, commercial aircraft, fewer than 0.01 fatalities per 100,000 flying hours occur. On private aircraft, including recreational pilots, there are more than 2.3 fatalities per 100,000 hours flown. Therefore, it is at least 230 times safer to fly large commercial jets than private aircraft. By far, pilot error is the most cited reason for crashes in private travel.

We feel there can be some similarities between what we are able to provide as professional money managers and the overall benefits of professional air travel. While we could write an entire book about this idea, we can summarize some of the benefits we see down to experience, tools and process.

We are fortunate to have over 50 years in combined investment management experience on our current Portfolio Management Team, which does not account for the long list of additional experienced managers who have contributed to TOPS as former Team members or contributors.

When managing portfolios, we use a combination of professional tools and processes, which have been honed over the last two decades of serving our investors. While an amateur investor may make decisions in a silo (based on one idea or variable), or be significantly impacted by emotion, we typically approach decisions much differently. In addressing the question, “What should we do now?”, we felt it would be helpful to look behind the curtain a bit and discuss some of our thoughts and the actions we are taking to best serve our investors.

First, we are able to reference sound economic and financial theories (and rules). The three of us on the Portfolio Management team have built this base of knowledge through our combined four financial degrees and four financial designations, along with ongoing daily reading and studying. As part of our investment process, we monitor thousands of variables across the economic and financial landscape as inputs into our decision-making activity. This knowledge base enables us to quickly digest financial information and ascertain the impact on our portfolios.

While sound theories always serve a purpose, in many ways, the last ten years in the market have been very abnormal through this traditional lens. The incredible impact of the Federal Reserve over the last decade distorted free financial markets and the way some economic and financial news impacted markets. Decades ago, finance textbooks did not talk about a Federal Reserve stimulus driven “bad news is good news” scenario. We had to use our base of knowledge to work through this unique environment. Going forward, as the Fed is pulling back their economic steroid drip, these rules and theories should be exhibited more clearly in market results. When managing portfolios, decisions become clearer when you are not continually dealing with Fed surprises like the consistent Fed put reality.

A second area of valuable tools is portfolio and economic modeling, including capital market assumptions and shock analysis. These tools are forward looking. With these tools, using sound economic and financial theories as a base, we can think through and develop different probable scenarios we see going forward. For example, in November 2021, we wrote an article for ETF.com where we highlighted the risks we saw in large cap growth stocks and longer-term bonds. Our modeling and shock analysis (running unfavorable scenarios for risk purposes) led us to believe there was above average risk in those asset classes. Therefore, coming into the bear market of 2022, we were fortunate to have an overweight to value stocks in our more conservative portfolios and a 50/50 allocation to growth/value in our more aggressive portfolios. These allocations have benefited our investors as the bubble in large growth stocks has popped (at least for now). Further, we recognized we were likely to enter a painful phase of rising interest rates. Therefore, we reduced our interest rate risk over the last few years. This decision has translated directly into our bond allocations outperforming the US Aggregate Bond Index so far this year. For example, the fixed income allocation in TOPS Balanced has outperformed the US Aggregate Bond index by nearly 4% (gross) year to date. Likewise, a recent review of a TOPS Balanced allocation over the last 15 years showed gross annualized outperformance of the TOPS fixed income allocation (6/20/2007 – 6/30/2022).

In our modeling, we track eight different valuation metrics monthly going back as far as 20 years and then rank them on a percentile basis. While valuations can be a poor indicator of short-term results, current valuations are one of the strongest indicators of future results over longer periods (10+ years). We feel this modeling bodes well for our TOPS allocations going forward. Large cap growth stocks are currently MORE expensive than they have been 71.4% of the time in the last 20 years. Though, many other asset classes TOPS holds are trading at much more attractive valuations. Small cap stocks, for example, are LESS expensive than they have been 99.6% of the time in the last 15-20 years.

A third tool we rely upon as part of our process is portfolio optimization. The acronym TOPS stands for The Optimized Portfolio System. Portfolio optimization strives to provide optimal levels of expected return for each unit of expected risk. In other words, when building our allocations, we strive to provide our investors with as much return as possible for the level of risk they are willing to accept. Portfolio optimization is long term and strategic in nature. Short-term (less than 12 months) returns do not typically affect optimization unless an asset class inherently changes. However, we are constantly thinking about how the inputs to our portfolio optimization process should be altered and how those changes impact investment decisions. We often say, “don’t mention return without mentioning risk in the same sentence.” As we manage through markets like 2022, we remain focused on how our decisions impact longer term portfolio optimization, not simply very short-term returns.

A fourth area of tools is historical reference and experience. In investing, “this time is different,” often fails to be true. Therefore, while we feel it can be unwise to rely too much on historical references, they should absolutely be an input. For example, we looked back to World War II economics to learn more about inflation. According to Morgan Housel, author or “The Psychology of Money,” 11% of the U.S. population, with an average age of 23, served in World War II. About half served overseas, with the majority returning home within 18 months after the end of the war. As the heroes returned home, the U.S. experienced a temporary period of double-digit inflation. Despite the Federal Reserve helping to keep the 2-year treasury below 2% for 10 years after the war ended, inflation was able to return to earth as supply caught up.

In that period, we had great demographics, rising wages, improvements in productivity and strong consumer spending. These attributes helped carry the economy into the early 70s. In 1973, it all changed, inflation spiked and didn’t recede, remaining elevated for much of the next 10 years.

Eventually, famed Federal Reserve President Paul Volcker raised rates to fight runaway inflation, causing a recession. By 1984, Ronald Reagan was able to say, “This afternoon 6500 young men and women will be married, and with inflation at less than half of what it was just four years ago, they can look forward with confidence to the future.”

Paul Volcker was able to break the back of inflation, but not without the pain of recession. Now, the Fed is trying to do something similar, but hoping not to create the recessionary pain. Sure, times are different now. The heroes returning from WWII didn’t carry around pocket-sized supercomputers tied to powerful social media. Yet, inflation is still incredibly important, supply is currently an issue, and very few things crush confidence like uncontrolled inflation.

What are we watching for?

We believe we are in a scenario where it will take a while to get clear direction on inflation (maybe even another 18-24 months). In the meantime, it is possible stock valuations stay range bound. In other words, investors might avoid bidding up stock prices with so much uncertainty. Therefore, it seems within reason large cap stocks would continue to fluctuate near their current range of 14-18 times forward earnings. On the other hand, small, mid, international and emerging markets are all trading at lower multiples, so we may see them bump up to historical averages with less clarity needed.

It is possible we are going to see bull and bear runs based off new information on inflation, Fed moves, earnings, commodity prices and supply chain. These are areas we are monitoring very closely and prioritizing in our modeling. As this commentary is being completed, we are getting some encouraging news regarding longer term inflation expectations, as 10-year breakeven inflation rates have receded from a mid-April high of 2.98% to close June 30th at 2.33%. This means investors feel we are not entering a new, longer-term inflationary reality, which for a short time looked to be a possibility. May’s PCE reading, the Fed’s preferred measure of inflation, moderated for the 3rd month in a row, settling at 4.7%. Further, we are seeing some softening in commodity prices and good news regarding supply chains. “June’s surveys of five of the 12 district Federal Reserve Banks strongly suggest that supply-chain disruptions have eased significantly in recent months,” according to Dr. Ed Yardeni. For those who follow our comments closely, you would know earnings will be a major focus as we start this new quarter as well.

A concern that mounted just as the second quarter was ending is consumer sentiment levels. The most widely accepted Consumer Sentiment Index is provided by the University of Michigan. The index just registered a 50.0 in June, the lowest level on record (going back over 40 years). The index had been in the 90-100 range from 2014 to the beginning of the pandemic in 2020. While the pandemic brought lower readings of consumer confidence, recent drops to 58.4 in May and the previously noted 50.0 in June do give us some concern consumers may back off quickly.

Lastly, we are paying close attention to the fact the 2-year U.S. Treasury yield registered higher than the 10-year U.S. Treasury Yield in the first week of July. As we have discussed before, yield curve inversions do not guarantee a recession, but it has been a relatively accurate indicator historically. Further, the U.S. Dollar recently hit a 20-year high. For long-term investors in non-USD denominated assets (which would include some TOPS positions) this could provide an opportunity for outperformance in the future should the USD cycle weaker from these multi-decade highs.

TOPS Portfolio Strategies

One of the key tenets of our investment philosophy is for our investors to grow wealth. In the 20 years we have managed our portfolios, we have been successful in providing appropriate returns over time. There have been very few opportunities for growth in 2022. In this type of environment, we feel fortunate to be able to serve our investors so far this year in losing less than large cap U.S. stocks and the US Aggregate Bond Index respectively. We believe this cycle will pass, as many others have, yet no one knows exactly when that will happen. This is why we remain disciplined in our allocations. We are encouraged by the opportunities we see for long-term growth of our portfolios in the next growth cycle for stocks and yield opportunity for bonds.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400® measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities The Bloomberg U.S. Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (“MBS”) foreign bonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Bloomberg U.S. Treasury Inflation Protected Securities Index (“TIPS”) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results. Past performance does not guarantee future results, and current performance may be lower or higher than the data quoted.

5714-NLD-07292022

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2022

The Portfolio’s Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Aggressive Growth ETF Portfolio
Class 1	-17.91%	-14.28%	6.76%	8.86%	7.12%	N/A	N/A
Class 2	-18.01%	-14.50%	6.48%	8.62%	6.89%	N/A	N/A
Investor Class	-18.15%	-14.73%	6.07%	N/A	N/A	6.22%	N/A
Service Class	-18.01%	-14.50%	N/A	N/A	N/A	N/A	5.48%
S&P 500 Total Return Index *****	-19.96%	-10.62%	11.31%	12.96%	11.89%	10.83%	10.10%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.30%, 0.55%, 0.80%, and 0.60%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Equity	97.8%
Other Assets and Liabilities - net/Short-Term Investments	2.2%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2022

The Portfolio’s Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Balanced ETF Portfolio
Class 1	-11.90%	-9.72%	4.14%	5.22%	4.70%	N/A	N/A
Class 2	-11.99%	-9.96%	3.87%	4.90%	4.37%	N/A	N/A
Investor Class	-12.12%	-10.20%	3.60%	N/A	N/A	3.80%	N/A
Service Class	-12.06%	-10.03%	N/A	N/A	N/A	N/A	3.32%
S&P 500 Total Return Index *****	-19.96%	-10.62%	11.31%	12.96%	11.89%	10.83%	10.10%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.31%, 0.56%, 0.81%, and 0.61%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Equity	49.4%
Exchange-Traded Funds - Fixed Income	48.5%
Other Assets and Liabilities - net/Short-Term Investments	2.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2022

The Portfolio’s Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Conservative ETF Portfolio
Class 1	-9.17%	-7.29%	3.32%	3.66%	3.62%	N/A	N/A
Class 2	-9.33%	-7.60%	3.06%	3.38%	3.37%	N/A	N/A
Investor Class	-9.39%	-7.60%	2.87%	N/A	N/A	2.93%	N/A
Service Class	-9.33%	-7.60%	N/A	N/A	N/A	N/A	2.59%
S&P 500 Total Return Index *****	-19.96%	-10.62%	11.31%	12.96%	11.89%	10.83%	10.10%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.33%, 0.58%, 0.83%, and 0.63%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Fixed Income	68.6%
Exchange-Traded Funds - Equity	29.5%
Other Assets and Liabilities - net/Short-Term Investments	1.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2022

The Portfolio’s Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Growth ETF Portfolio
Class 1	-16.56%	-13.26%	6.03%	7.77%	7.15%	N/A	N/A
Class 2	-16.65%	-13.46%	5.76%	7.50%	6.84%	N/A	N/A
Investor Class	-16.75%	-13.63%	5.40%	N/A	N/A	5.53%	N/A
Service Class	-16.65%	-13.46%	N/A	N/A	N/A	N/A	4.86%
S&P 500 Total Return Index *****	-19.96%	-10.62%	11.31%	12.96%	11.89%	10.83%	10.10%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.30%, 0.55%, 0.80%, and 0.60%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Equity	84.8%
Exchange-Traded Funds - Fixed Income	13.2%
Other Assets and Liabilities - net/Short-Term Investments	2.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2022

The Portfolio’s Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Moderate Growth ETF Portfolio
Class 1	-14.12%	-11.29%	5.22%	6.49%	5.53%	N/A	N/A
Class 2	-14.25%	-11.55%	4.95%	6.21%	5.26%	N/A	N/A
Investor Class	-14.33%	-11.73%	4.71%	N/A	N/A	4.76%	N/A
Service Class	-14.29%	-11.63%	N/A	N/A	N/A	N/A	4.19%
S&P 500 Total Return Index *****	-19.96%	-10.62%	11.31%	12.96%	11.89%	10.83%	10.10%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.30%, 0.55%, 0.80% and 0.60%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Equity	64.5%
Exchange-Traded Funds - Fixed Income	33.5%
Other Assets and Liabilities - net/Short-Term Investments	2.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	EQUITY - 97.8%
76,729	FlexShares Global Upstream Natural Resources Index Fund	$3,043,839
267,001	SPDR Portfolio S&P 400 Mid Cap ETF	10,597,270
57,469	SPDR Portfolio S&P 500 Growth ETF	3,004,479
83,143	SPDR Portfolio S&P 500 Value ETF(a)	3,061,325
252,871	SPDR Portfolio S&P 600 Small Cap ETF	9,098,299
338,758	Vanguard FTSE Developed Markets ETF	13,821,326
166,458	Vanguard FTSE Emerging Markets ETF	6,932,976
34,893	Vanguard Global ex-U.S. Real Estate ETF	1,544,713
16,800	Vanguard Real Estate ETF	1,530,648
54,467	Vanguard S&P 500 ETF	18,893,513
106,792	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,062,795
		74,591,183

	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,689,523)	74,591,183

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.1%
	COLLATERAL FOR SECURITIES LOANED - 4.0%
3,072,359	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $3,072,359)(b)	3,072,359

	MONEY MARKET FUNDS - 2.1%
1,575,117	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $1,575,117)(b)	1,575,117

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,647,476)	4,647,476

	TOTAL INVESTMENTS - 103.9% (Cost $81,336,999)	$79,238,659
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%	(3,007,686)
	NET ASSETS - 100.0%	$76,230,973

ETF - Exchange-Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 49.4%
49,794	FlexShares Global Upstream Natural Resources Index Fund	$1,975,328
83,053	SPDR Portfolio S&P 400 Mid Cap ETF	3,296,373
25,056	SPDR Portfolio S&P 500 Growth ETF	1,309,928
126,696	SPDR Portfolio S&P 500 Value ETF(a)	4,664,947
73,427	SPDR Portfolio S&P 600 Small Cap ETF	2,641,903
131,100	Vanguard FTSE Developed Markets ETF	5,348,880
64,426	Vanguard FTSE Emerging Markets ETF	2,683,343
45,127	Vanguard Global ex-U.S. Real Estate ETF	1,997,772
21,944	Vanguard Real Estate ETF	1,999,318
17,070	Vanguard S&P 500 ETF	5,921,242
46,497	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,333,534
		33,172,568
	FIXED INCOME - 48.5%
49,427	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,438,453
89,918	SPDR Bloomberg Investment Grade Floating Rate ETF	2,707,431
114,416	SPDR Portfolio Short Term Corporate Bond ETF	3,401,588
83,167	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,035,928
33,753	Vanguard Intermediate-Term Treasury ETF	2,064,333
28,844	Vanguard Mortgage-Backed Securities ETF	1,379,032
161,681	Vanguard Short-Term Inflation-Protected Securities ETF	8,103,452
69,334	Vanguard Short-Term Treasury ETF	4,080,999
13,897	Vanguard Total International Bond ETF	688,457
79,551	Xtrackers USD High Yield Corporate Bond ETF(a)	2,683,255
		32,582,928

	TOTAL EXCHANGE-TRADED FUNDS (Cost $67,965,321)	65,755,496

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.3%
	COLLATERAL FOR SECURITIES LOANED - 17.5%
11,704,639	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $11,704,639)(b)	11,704,639

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.3% (Continued)
	MONEY MARKET FUNDS - 1.8%
1,225,080	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $1,225,080)(b)	$1,225,080

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,929,719)	12,929,719

	TOTAL INVESTMENTS - 117.2% (Cost $80,895,040)	$78,685,215
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.2)%	(11,572,284)
	NET ASSETS - 100.0%	$67,112,931

ETF - Exchange-Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $11,951,833 at June 30, 2022. The loaned securities were secured with cash collateral of $11,704,639 and non-cash collateral of $499,226. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 29.5%
12,674	FlexShares Global Upstream Natural Resources Index Fund	$502,778
25,202	SPDR Portfolio S&P 400 Mid Cap ETF	1,000,267
9,496	SPDR Portfolio S&P 500 Growth ETF	496,451
27,465	SPDR Portfolio S&P 500 Value ETF	1,011,261
13,931	SPDR Portfolio S&P 600 Small Cap ETF	501,237
31,084	Vanguard FTSE Developed Markets ETF	1,268,227
6,174	Vanguard FTSE Emerging Markets ETF	257,147
11,526	Vanguard Global ex-U.S. Real Estate ETF	510,256
5,550	Vanguard Real Estate ETF	505,661
4,326	Vanguard S&P 500 ETF	1,500,603
		7,553,888
	FIXED INCOME - 68.6%
16,555	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,821,547
10,414	PIMCO Enhanced Short Maturity Active ETF(a)	1,032,132
51,170	SPDR Bloomberg Investment Grade Floating Rate ETF	1,540,729
78,254	SPDR Portfolio Short Term Corporate Bond ETF	2,326,491
21,034	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	514,912
21,342	Vanguard Intermediate-Term Treasury ETF(a)	1,305,277
10,890	Vanguard Mortgage-Backed Securities ETF	520,651
81,925	Vanguard Short-Term Inflation-Protected Securities ETF	4,106,081
39,485	Vanguard Short-Term Treasury ETF	2,324,087
21,004	Vanguard Total International Bond ETF	1,040,538
30,180	Xtrackers USD High Yield Corporate Bond ETF(a)	1,017,971
		17,550,416

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,373,925)	25,104,304

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.6%
	COLLATERAL FOR SECURITIES LOANED - 15.6%
4,015,766	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $4,015,766)(b)	4,015,766

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.6% (Continued)
	MONEY MARKET FUNDS - 2.0%
503,501	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $503,501)(b)	$503,501

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,519,267)	4,519,267

	TOTAL INVESTMENTS - 115.7% (Cost $30,893,192)	$29,623,571
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7)%	(4,009,750)
	NET ASSETS - 100.0%	$25,613,821

ETF - Exchange-Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,468,988 at June 30, 2022. The loaned securities were secured with cash collateral of $4,015,766 and non-cash collateral of $547,539. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 84.8%
86,110	FlexShares Global Upstream Natural Resources Index Fund(a)	$3,415,984
236,016	SPDR Portfolio S&P 400 Mid Cap ETF	9,367,475
65,188	SPDR Portfolio S&P 500 Growth ETF	3,408,029
116,642	SPDR Portfolio S&P 500 Value ETF(a)	4,294,758
189,701	SPDR Portfolio S&P 600 Small Cap ETF	6,825,442
359,072	Vanguard FTSE Developed Markets ETF	14,650,137
145,300	Vanguard FTSE Emerging Markets ETF	6,051,745
58,743	Vanguard Global ex-U.S. Real Estate ETF	2,600,553
18,866	Vanguard Real Estate ETF	1,718,881
51,948	Vanguard S&P 500 ETF	18,019,722
89,888	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,577,988
		72,930,714
	FIXED INCOME - 13.2%
16,070	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,768,182
71,460	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,749,341
18,589	Vanguard Mortgage-Backed Securities ETF	888,740
52,303	Vanguard Short-Term Inflation-Protected Securities ETF	2,621,426
29,873	Vanguard Short-Term Treasury ETF	1,758,325
76,877	Xtrackers USD High Yield Corporate Bond ETF(a)	2,593,061
		11,379,075

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,231,231)	84,309,789

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.9%
	COLLATERAL FOR SECURITIES LOANED - 11.5%
9,905,416	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $9,905,416)(b)	9,905,416

	MONEY MARKET FUNDS - 2.4%
2,047,334	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $2,047,334)(b)	2,047,334

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,952,750)	11,952,750

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Fair Value
TOTAL INVESTMENTS - 111.9% (Cost $97,183,981)	$96,262,539
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9)%	(10,211,508)
NET ASSETS - 100.0%	$86,051,031

ETF - Exchange-Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $10,295,419 at June 30, 2022. The loaned securities were secured with cash collateral of $9,905,416 and non-cash collateral of $607,966. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 64.5%
98,761	FlexShares Global Upstream Natural Resources Index Fund	$3,917,849
196,369	SPDR Portfolio S&P 400 Mid Cap ETF	7,793,886
36,993	SPDR Portfolio S&P 500 Growth ETF	1,933,994
80,271	SPDR Portfolio S&P 500 Value ETF	2,955,578
162,746	SPDR Portfolio S&P 600 Small Cap ETF	5,855,601
290,659	Vanguard FTSE Developed Markets ETF	11,858,887
119,030	Vanguard FTSE Emerging Markets ETF	4,957,600
67,365	Vanguard Global ex-U.S. Real Estate ETF	2,982,249
21,628	Vanguard Real Estate ETF	1,970,527
50,613	Vanguard S&P 500 ETF	17,556,637
68,849	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,974,589
		63,757,397
	FIXED INCOME - 33.5%
46,073	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,069,412
303,796	SPDR Portfolio Short Term Corporate Bond ETF	9,031,855
81,952	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,006,185
16,630	Vanguard Intermediate-Term Treasury ETF(a)	1,017,091
42,636	Vanguard Mortgage-Backed Securities ETF(a)	2,038,427
119,965	Vanguard Short-Term Inflation-Protected Securities ETF	6,012,646
34,258	Vanguard Short-Term Treasury ETF	2,016,426
20,542	Vanguard Total International Bond ETF	1,017,651
146,969	Xtrackers USD High Yield Corporate Bond ETF(a)	4,957,264
		33,166,957

	TOTAL EXCHANGE-TRADED FUNDS (Cost $97,505,537)	96,924,354

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.6%
	COLLATERAL FOR SECURITIES LOANED - 12.6%
12,466,602	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $12,466,602)(b)	12,466,602

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.6% (Continued)
	MONEY MARKET FUNDS - 2.0%
2,021,718	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $2,021,718)(b)	$2,021,718

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,488,320)	14,488,320

	TOTAL INVESTMENTS - 112.6% (Cost $111,993,857)	$111,412,674
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6)%	(12,445,308)
	NET ASSETS - 100.0%	$98,967,366

ETF - Exchange-Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $12,378,589 at June 30, 2022. The loaned securities were secured with cash collateral of $12,466,602 and non-cash collateral of $179,108. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2022

	Aggressive		Balanced	Conservative
	Growth		ETF	ETF
	ETF Portfolio		Portfolio	Portfolio
Assets:
Investments in securities, at cost	$81,336,999		$80,895,040	$30,893,192
Investments in securities, at value (Securities on loan $3,010,505, $11,951,833 and $4,468,988, respectively)	$79,238,659		$78,685,215	$29,623,571
Receivable for securities sold	—		130,526	17,975
Receivable for Portfolio shares sold	44,896		3,849	2,017
Interest and dividends receivable	79,303		25,488	6,552
Total Assets	79,362,858		78,845,078	29,650,115
Liabilities:
Collateral on securities loaned	3,072,359		11,704,639	4,015,766
Payable for Portfolio shares redeemed	16,118		1,268	2,743
Payable for securities purchased	12,921		—	8,385
Accrued investment advisory fees	6,409		5,596	2,116
Accrued distribution (12b-1) fees	15,553		12,683	3,157
Accrued shareholder service fees	—		1,388	—
Payable to related parties and administrative service fees	8,525		6,573	4,127
Total Liabilities	3,131,885		11,732,147	4,036,294
Net Assets	$76,230,973		$67,112,931	$25,613,821

Components of Net Assets:
Paid in capital	$75,943,708		$66,233,345	$25,283,019
Accumulated earnings	287,265		879,586	330,802
Net Assets	$76,230,973		$67,112,931	$25,613,821

Class 1 Shares:
Net assets	$3,946,045		$8,548,534	$13,131,723
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	241,836		645,370	1,060,798

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.32		$13.25	$12.38

Class 2 Shares:
Net assets	$70,555,731		$54,957,667	$9,375,640
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	4,389,678		4,327,566	765,082

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.07		$12.70	$12.25

Investor Class Shares:
Net assets	$1,729,180		$2,973,470	$3,106,446
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	100,104		220,415	247,743

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$17.27		$13.49	$12.54

Service Class Shares:
Net assets	$17		$633,260	$12
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		49,900	1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.07	(a)	$12.69	$12.25	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2022

	Growth		Moderate
	ETF		Growth
	Portfolio		ETF Portfolio
Assets:
Investments in securities, at cost	$97,183,981		$111,993,857
Investments in securities, at value (Securities on loan $10,295,419 and $12,378,589, respectively)	$96,262,539		$111,412,674
Receivable for securities sold	—		32,586
Receivable for Portfolio shares sold	19,526		16,614
Interest and dividends receivable	74,952		73,932
Total Assets	96,357,017		111,535,806
Liabilities:
Collateral on securities loaned	9,905,416		12,466,602
Payable for Portfolio shares redeemed	71,565		3,793
Payable for securities purchased	296,198		60,026
Accrued investment advisory fees	7,238		8,239
Accrued distribution (12b-1) fees	17,092		17,555
Accrued shareholder service fees	—		2,623
Payable to related parties and administrative service fees	8,477		9,602
Total Liabilities	10,305,986		12,568,440
Net Assets	$86,051,031		$98,967,366

Components of Net Assets:
Paid in capital	$83,446,135		$95,154,736
Accumulated earnings	2,604,896		3,812,630
Net Assets	$86,051,031		$98,967,366

Class 1 Shares:
Net assets	$5,865,119		$8,107,878
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	359,346		608,918

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.32		$13.32

Class 2 Shares:
Net assets	$78,673,964		$76,234,724
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	4,941,349		5,975,898

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.92		$12.76

Investor Class Shares:
Net assets	$1,511,931		$4,299,515
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	86,704		306,064

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$17.44		$14.05

Service Class Shares:
Net assets	$17		$10,325,249
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		811,526

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.92	(a)	$12.72

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2022

	Aggressive	Balanced	Conservative	Growth	Moderate
	Growth	ETF	ETF	ETF	Growth
	ETF Portfolio	Portfolio	Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$738,667	$627,495	$223,436	$870,349	$962,635
Interest income	2,970	2,439	923	3,319	3,775
Securities lending income	1,319	19,323	8,658	13,310	28,654
Total Investment Income	742,956	649,257	233,017	886,978	995,064
Expenses:
Investment advisory fees	39,627	34,109	14,482	43,975	50,043
Distribution fees (12b-1)
Class 2 Shares	91,192	69,563	11,203	99,042	95,952
Investor Shares	5,148	6,662	14,874	4,707	7,566
Shareholder service fees	—	853	—	—	17,068
Related parties and administrative service fees	44,301	39,030	19,403	48,563	54,633
Total Expenses	180,268	150,217	59,962	196,287	225,262
Net Investment Income	562,688	499,040	173,055	690,691	769,802

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments	763,700	662,092	587,611	1,041,893	933,625
Net change in unrealized depreciation on:
Investments	(17,053,049)	(9,887,862)	(3,551,316)	(17,784,372)	(17,104,666)
Net Realized and Unrealized Loss on Investments	(16,289,349)	(9,225,770)	(2,963,705)	(16,742,479)	(16,171,041)
Net Decrease in Net Assets Resulting from Operations	$(15,726,661)	$(8,726,730)	$(2,790,650)	$(16,051,788)	$(15,401,239)

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio			Balanced ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2022	Year Ended		June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021		(Unaudited)	December 31, 2021

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$562,688	$1,075,301		$499,040	$1,157,478
Net realized gain (loss) on investments	763,700	1,688,217		662,092	1,497,998
Distributions of realized gains by underlying investment companies	—	—		—	25,587
Net change in unrealized appreciation (depreciation) on investments	(17,053,049)	6,881,356		(9,887,862)	2,211,299
Net increase (decrease) in net assets resulting from operations	(15,726,661)	9,644,874		(8,726,730)	4,892,362
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(27,778)		—	(96,479)
Class 2	—	(355,763)		—	(413,021)
Investor	—	(8,543)		—	(10,532)
Service	—	(0	) (a)	—	(3,680	) (a)
Total distributions to shareholders	—	(392,084)		—	(523,712)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	407,753	1,162,434		702,938	3,116,766
Class 2	12,122,187	33,323,628		8,502,066	21,845,966
Investor	229,399	1,331,418		1,196,028	1,152,708
Service	—	—		265,608	464,864
Reinvestment of distributions
Class 1	—	27,778		—	96,479
Class 2	—	355,763		—	413,021
Investor	—	8,543		—	10,532
Service	—	0	(a)	—	3,680	(a)
Cost of shares redeemed
Class 1	(135,779)	(365,576)		(1,095,709)	(1,887,878)
Class 2	(927,194)	(2,140,403)		(1,588,202)	(3,405,766)
Investor	(364,867)	(295,438)		(163,711)	(21,044)
Service	—	—		(25,339)	(3,722)
Net increase in net assets from share transactions of beneficial interest	11,331,499	33,408,147		7,793,679	21,785,606
Total Increase (Decrease) In Net Assets	(4,395,162)	42,660,937		(933,051)	26,154,256

Net Assets:
Beginning of period	80,626,135	37,965,198		68,045,982	41,891,726
End of period	$76,230,973	$80,626,135		$67,112,931	$68,045,982

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2022	Year Ended	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
SHARE ACTIVITY
Class 1
Shares Sold	22,006	62,052	49,844	212,740
Shares Reinvested	—	1,462	—	6,576
Shares Redeemed	(7,434)	(19,201)	(77,278)	(128,988)
Net increase (decrease) in shares of beneficial interest outstanding	14,572	44,313	(27,434)	90,328

Class 2
Shares Sold	673,869	1,810,093	621,963	1,567,013
Shares Reinvested	—	18,974	—	29,313
Shares Redeemed	(50,510)	(115,188)	(117,115)	(243,661)
Net increase in shares of beneficial interest outstanding	623,359	1,713,879	504,848	1,352,665

Investor Class
Shares Sold	12,112	65,700	82,725	75,819
Shares Reinvested	—	423	—	702
Shares Redeemed	(19,837)	(15,070)	(11,358)	(1,393)
Net increase (decrease) in shares of beneficial interest outstanding	(7,725)	51,053	71,367	75,128

Service Class
Shares Sold	—	—	19,227	32,514
Shares Reinvested	—	0 (b)	—	261
Shares Redeemed	—	—	(1,841)	(262)
Net increase in shares of beneficial interest outstanding	—	0 (b)	17,386	32,513

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2022	Year Ended		June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021		(Unaudited)	December 31, 2021

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$173,055	$501,495		$690,691	$1,408,057
Net realized gain on investments	587,611	470,046		1,041,893	2,294,990
Distributions of realized gains by underlying investment companies	—	22,262		—	4,675
Net change in unrealized appreciation (depreciation) on investments	(3,551,316)	501,258		(17,784,372.00)	6,567,880
Net increase (decrease) in net assets resulting from operations	(2,790,650)	1,495,061		(16,051,788)	10,275,602
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(131,773)		—	(59,132)
Class 2	—	(61,587)		—	(559,399)
Investor	—	(47,667)		—	(6,117)
Service	—	(0	) (a)	—	(0	) (a)
Total distributions to shareholders	—	(241,027)		—	(624,648)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,619,433	4,407,040		1,271,529	2,103,560
Class 2	2,618,745	2,383,427		16,213,464	25,061,891
Investor	2,324,449	4,918,951		573,692	1,282,365
Reinvestment of distributions
Class 1	—	131,772		—	59,132
Class 2	—	61,587		—	559,399
Investor	—	47,667		—	6,117
Service	—	0	(a)	—	0	(a)
Cost of shares redeemed
Class 1	(2,262,278)	(1,222,268)		(1,528,619)	(1,222,529)
Class 2	(961,704)	(920,745)		(2,101,321)	(2,235,671)
Investor	(4,475,261)	(165,680)		(776,243)	(62,645)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,136,616)	9,641,751		13,652,502	25,551,619
Total Increase (Decrease) In Net Assets	(3,927,266)	10,895,785		(2,399,286)	35,202,573

Net Assets:
Beginning of period	29,541,087	18,645,302		88,450,317	53,247,744
End of period	$25,613,821	$29,541,087		$86,051,031	$88,450,317

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2022	Year Ended	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
SHARE ACTIVITY
Class 1
Shares Sold	124,378	329,128	70,335	110,993
Shares Reinvested	—	9,834	—	3,147
Shares Redeemed	(173,093)	(90,790)	(86,119)	(63,996)
Net increase (decrease) in shares of beneficial interest outstanding	(48,715)	248,172	(15,784)	50,144

Class 2
Shares Sold	203,932	180,650	919,769	1,378,625
Shares Reinvested	—	4,634	—	30,468
Shares Redeemed	(75,768)	(69,435)	(117,052)	(120,442)
Net increase in shares of beneficial interest outstanding	128,164	115,849	802,717	1,288,651

Investor Class
Shares Sold	174,028	361,466	30,357	62,937
Shares Reinvested	—	3,500	—	303
Shares Redeemed	(346,129)	(12,087)	(41,993)	(3,234)
Net increase (decrease) in shares of beneficial interest outstanding	(172,101)	352,879	(11,636)	60,006

Service Class
Shares Reinvested	—	0 (b)	0 (b)	0 (b)
Net increase in shares of beneficial interest outstanding	—	0 (b)	0 (b)	0 (b)

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$769,802	$1,668,471
Net realized gain on investments	933,625	2,963,669
Distributions of realized gains by underlying investment companies	—	16,309
Net change in unrealized appreciation (depreciation) on investments	(17,104,666)	5,225,040
Net increase (decrease) in net assets resulting from operations	(15,401,239)	9,873,489
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(109,209)
Class 2	—	(706,184)
Investor	—	(4,392)
Service	—	(114,355)
Total distributions to shareholders	—	(934,140)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,274,042	2,820,468
Class 2	13,402,055	22,177,753
Investor	4,009,486	488,419
Service	97,910	35,697
Reinvestment of distributions
Class 1	—	109,209
Class 2	—	706,184
Investor	—	4,392
Service	—	114,355
Cost of shares redeemed
Class 1	(1,573,226)	(2,504,757)
Class 2	(1,248,171)	(5,349,094)
Investor	(64,544)	(11,427)
Service	(450,250)	(918,493)
Net increase in net assets from share transactions of beneficial interest	15,447,302	17,672,706
Total Increase In Net Assets	46,063	26,612,055

Net Assets:
Beginning of period	98,921,303	72,309,248
End of period	$98,967,366	$98,921,303

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
SHARE ACTIVITY
Class 1
Shares Sold	88,231	187,319
Shares Reinvested	—	7,271
Shares Redeemed	(108,018)	(166,714)
Net increase (decrease) in shares of beneficial interest outstanding	(19,787)	27,876

Class 2
Shares Sold	964,948	1,541,197
Shares Reinvested	—	49,006
Shares Redeemed	(91,242)	(376,598)
Net increase in shares of beneficial interest outstanding	873,706	1,213,605

Investor Class
Shares Sold	258,712	30,136
Shares Reinvested	—	276
Shares Redeemed	(4,360)	(714)
Net increase in shares of beneficial interest outstanding	254,352	29,698

Service Class
Shares Sold	6,967	2,440
Shares Reinvested	—	7,952
Shares Redeemed	(32,669)	(63,963)
Net decrease in shares of beneficial interest outstanding	(25,702)	(53,571)

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$19.88		$16.72	$15.18	$12.88	$14.94	$12.69
Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.35	0.24	0.33	0.32	0.29
Net realized and unrealized gain (loss) on investments	(3.71)		2.93	1.65	2.78	(1.69)	2.32
Total income (loss) from investment operations	(3.56)		3.28	1.89	3.11	(1.37)	2.61
Less distributions from:
Net investment income	—		(0.12)	(0.21)	(0.24)	(0.16)	(0.22)
Net realized gain	—		—	(0.14)	(0.57)	(0.53)	(0.14)
Total distributions	—		(0.12)	(0.35)	(0.81)	(0.69)	(0.36)
Net asset value, end of period	$16.32		$19.88	$16.72	$15.18	$12.88	$14.94
Total return (c)	(17.91	)% (e)	19.66%	12.92%	24.70%	(9.60)%	20.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$3,946		$4,517	$3,058	$2,199	$1,517	$785
Ratio of expenses to average net assets (d)	0.21	% (f)	0.22%	0.23%	0.25%	0.22%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.61	% (f)	1.86%	1.68%	2.28%	2.17%	2.06%
Portfolio turnover rate	3	% (e)	9%	23%	46%	39%	44%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$19.60		$16.52	$15.01	$12.75	$14.81	$12.60
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.32	0.22	0.28	0.26	0.23
Net realized and unrealized gain (loss) on investments	(3.66)		2.87	1.61	2.76	(1.65)	2.31
Total income (loss) from investment operations	(3.53)		3.19	1.83	3.04	(1.39)	2.54
Less distributions from:
Net investment income	—		(0.11)	(0.18)	(0.21)	(0.14)	(0.19)
Net realized gain	—		—	(0.14)	(0.57)	(0.53)	(0.14)
Total distributions	—		(0.11)	(0.32)	(0.78)	(0.67)	(0.33)
Net asset value, end of period	$16.07		$19.60	$16.52	$15.01	$12.75	$14.81
Total return (c)	(18.01	)% (e)	19.31%	12.68%	24.37%	(9.88)%	20.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$70,556		$73,834	$33,897	$18,077	$13,452	$10,409
Ratio of expenses to average net assets (d)	0.46	% (f)	0.47%	0.48%	0.50%	0.47%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.42	% (f)	1.73%	1.56%	1.99%	1.80%	1.69%
Portfolio turnover rate	3	% (e)	9%	23%	46%	39%	44%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$21.10		$17.79	$16.18	$13.75	$14.81	$13.44
Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.33	0.19	0.38	0.23	0.23
Net realized and unrealized gain (loss) on investments	(3.93)		3.07	1.74	2.86	(0.62)	1.47
Total income (loss) from investment operations	(3.83)		3.40	1.93	3.24	(0.39)	1.70
Less distributions from:
Net investment income	—		(0.09)	(0.18)	(0.24)	(0.14)	(0.19)
Net realized gain	—		—	(0.14)	(0.57)	(0.53)	(0.14)
Total distributions	—		(0.09)	(0.32)	(0.81)	(0.67)	(0.33)
Net asset value, end of period	$17.27		$21.10	$17.79	$16.18	$13.75	$14.81
Total return (c)	(18.15	)% (f)	19.11%	12.34%	24.06%	(10.22)%	18.78%
Ratios and Supplemental Data:
Net assets, end of period (d)	$1,729,180		$2,274,678	$1,010,285	$624,274	$19,713	$15
Ratio of expenses to average net assets (e)	0.71	% (g)	0.72%	0.73%	0.75%	0.72%	0.70%
Ratio of net investment income to average net assets (b)(e)	1.01	% (g)	1.61%	1.26%	2.47%	1.55%	1.44%
Portfolio turnover rate	3	% (f)	9%	23%	46%	39%	44%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019 (a)

Net asset value, beginning of period	$19.60		$16.52	$15.01	$14.76
Income (loss) from investment operations:
Net investment income (b)(c)	0.17		0.36	0.00 (h)	0.00	(h)
Net realized and unrealized gain on investments	(3.70)		2.83	1.83	1.03
Total income from investment operations	(3.53)		3.19	1.83	1.03
Less distributions from:
Net investment income	—		(0.11)	(0.18)	(0.21)
Net realized gain	—		—	(0.14)	(0.57)
Total distributions	—		(0.11)	(0.32)	(0.78)
Net asset value, end of period (d)	$16.07		$19.60	$16.52	$15.01
Total return (e)	(18.01	)% (i)	19.31%	12.68%	7.42%
Ratios and Supplemental Data:
Net assets, end of period (f)	$17		$21	$18	$16
Ratio of expenses to average net assets (g)	0.51	% (j)	0.52%	0.53%	0.55	% (j)
Ratio of net investment income to average net assets (c)(g)	1.21	% (j)	1.41%	1.06%	2.27	% (j)
Portfolio turnover rate	3	% (i)	9%	23%	46%

(a)	The Aggressive Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$15.04		$13.81	$12.91		$11.53	$12.58	$11.60
Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.33	0.22		0.32	0.32	0.30
Net realized and unrealized gain (loss) on investments	(1.91)		1.04	0.87		1.53	(0.98)	0.99
Total income (loss) from investment operations	(1.79)		1.37	1.09		1.85	(0.66)	1.29
Less distributions from:
Net investment income	—		(0.14)	(0.19)		(0.22)	(0.17)	(0.19)
Net realized gain	—		—	(0.00	)(e)	(0.25)	(0.22)	(0.12)
Total distributions	—		(0.14)	(0.19)		(0.47)	(0.39)	(0.31)
Net asset value, end of period	$13.25		$15.04	$13.81		$12.91	$11.53	$12.58
Total return (c)	(11.90	)% (f)	9.97%	8.62%		16.26%	(5.38)%	11.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$8,549		$10,116	$8,045		$6,764	$5,009	$4,086
Ratio of expenses to average net assets (d)	0.21	% (g)	0.22%	0.21%		0.24%	0.22%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.65	% (g)	2.23%	1.71%		2.56%	2.59%	2.43%
Portfolio turnover rate	7	% (f)	13%	23%		37%	45%	51%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$14.43		$13.28	$12.43		$11.13	$12.17	$11.23
Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.29	0.19		0.28	0.28	0.24
Net realized and unrealized gain (loss) on investments	(1.83)		0.99	0.83		1.47	(0.95)	0.98
Total income (loss) from investment operations	(1.73)		1.28	1.02		1.75	(0.67)	1.22
Less distributions from:
Net investment income	—		(0.13)	(0.17)		(0.20)	(0.15)	(0.16)
Net realized gain	—		—	(0.00	) (e)	(0.25)	(0.22)	(0.12)
Total distributions	—		(0.13)	(0.17)		(0.45)	(0.37)	(0.28)
Net asset value, end of period	$12.70		$14.43	$13.28		$12.43	$11.13	$12.17
Total return (c)	(11.99	)% (f)	9.62%	8.40%		15.93%	(5.62)%	10.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$54,958		$55,173	$32,802		$18,536	$12,444	$9,257
Ratio of expenses to average net assets (d)	0.46	% (g)	0.47%	0.46%		0.49%	0.47%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.44	% (g)	2.06%	1.55%		2.35%	2.35%	2.04%
Portfolio turnover rate	7	% (f)	13%	23%		37%	45%	51%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$15.35		$14.13	$13.25		$11.87	$12.16	$11.76
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.31	0.15		0.44	0.25	0.24
Net realized and unrealized gain (loss) on investments	(1.95)		1.01	0.90		1.41	(0.17)	0.44
Total income (loss) from investment operations	(1.86)		1.32	1.05		1.85	0.08	0.68
Less distributions from:
Net investment income	—		(0.10)	(0.17)		(0.22)	(0.15)	(0.16)
Net realized gain	—		—	(0.00	) (f)	(0.25)	(0.22)	(0.12)
Total distributions	—		(0.10)	(0.17)		(0.47)	(0.37)	(0.28)
Net asset value, end of period	$13.49		$15.35	$14.13		$13.25	$11.87	$12.16
Total return (c)	(12.12	)% (g)	9.34%	8.09%		15.78%	(5.81)%	10.13%
Ratios and Supplemental Data:
Net assets, end of period (d)	$2,973,470		$2,288,027	$1,044,188		$1,016,591	$26,277	$12
Ratio of expenses to average net assets (e)	0.71	% (h)	0.72%	0.72%		0.74%	0.72%	0.70%
Ratio of net investment income to average net assets (b)(e)	1.29	% (h)	2.09%	1.18%		3.35%	2.10%	1.79%
Portfolio turnover rate	7	% (g)	13%	23%		37%	45%	51%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Amount represents less than $0.01 per share.

(g)	Not Annualized

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2021	December 31, 2020		December 31, 2019 (a)

Net asset value, beginning of period	$14.43		$13.28	$12.43		$12.16
Income (loss) from investment operations:
Net investment income (b)(c)	0.10		0.42	0.00	(g)	0.00	(g)
Net realized and unrealized gain on investments	(1.84)		0.85	1.02		0.72
Total income from investment operations	(1.74)		1.27	1.02		0.72
Less distributions from:
Net investment income	—		(0.12)	(0.17)		(0.20)
Net realized gain	—		—	(0.00	) (g)	(0.25)
Total distributions	—		(0.12)	(0.17)		(0.45)
Net asset value, end of period	$12.69		$14.43	$13.28	(h)	$12.43	(h)
Total return (d)	(12.06	)% (i)	9.62%	8.40%		6.18%
Ratios and Supplemental Data:
Net assets, end of period (e)	$633,260		$469,051	$14		$13
Ratio of expenses to average net assets (f)	0.51	% (j)	0.52%	0.52%		0.54	% (j)
Ratio of net investment income to average net assets (c)(f)	1.52	% (j)	2.95%	0.98%		3.15	% (j)
Portfolio turnover rate	7	% (i)	13%	23%		37%

(a)	The Balanced ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Amount represents less than $0.01 per share.

(h)	NAV does not recalculate due to rounding of net assets.

(i)	Not annualized

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$13.63		$12.89	$12.26	$11.28	$11.91	$11.23
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.28	0.19	0.29	0.29	0.25
Net realized and unrealized gain (loss) on investments	(1.34)		0.59	0.68	1.06	(0.57)	0.53
Total income (loss) from investment operations	(1.25)		0.87	0.87	1.35	(0.28)	0.78
Less distributions from:
Net investment income	—		(0.13)	(0.22)	(0.24)	(0.17)	(0.10)
Net realized gain	—		—	(0.02)	(0.13)	(0.18)	—
Total distributions	—		(0.13)	(0.24)	(0.37)	(0.35)	(0.10)
Net asset value, end of period	$12.38		$13.63	$12.89	$12.26	$11.28	$11.91
Total return (c)	(9.17	)% (e)	6.74%	7.23%	12.03%	(2.48)%	7.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$13,132		$15,125	$11,103	$9,525	$7,506	$5,949
Ratio of expenses to average net assets (d)	0.23	% (f)	0.24%	0.25%	0.28%	0.23%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.38	% (f)	2.12%	1.60%	2.43%	2.44%	2.15%
Portfolio turnover rate	19	% (e)	8%	28%	28%	47%	56%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$13.51		$12.79	$12.17	$11.21	$11.85	$11.17
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.24	0.17	0.27	0.26	0.22
Net realized and unrealized gain (loss) on investments	(1.33)		0.58	0.67	1.03	(0.57)	0.54
Total income (loss) from investment operations	(1.26)		0.82	0.84	1.30	(0.31)	0.76
Less distributions from:
Net investment income	—		(0.10)	(0.20)	(0.21)	(0.15)	(0.08)
Net realized gain	—		—	(0.02)	(0.13)	(0.18)	—
Total distributions	—		(0.10)	(0.22)	(0.34)	(0.33)	(0.08)
Net asset value, end of period	$12.25		$13.51	$12.79	$12.17	$11.21	$11.85
Total return (c)	(9.33	)% (e)	6.45%	7.04%	11.70%	(2.68)%	6.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$9,376		$8,605	$6,662	$4,618	$3,218	$2,581
Ratio of expenses to average net assets (d)	0.48	% (f)	0.49%	0.50%	0.53%	0.48%	0.45%
Ratio of net investment income to average net assets (c)(d)	1.16	% (f)	1.83%	1.36%	2.27%	2.18%	1.87%
Portfolio turnover rate	19	% (e)	8%	28%	28%	47%	56%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$13.84		$13.14	$12.54	$11.60	$11.84	$11.48
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.27	0.19	0.34	0.23	0.22
Net realized and unrealized gain (loss) on investments	(1.35)		0.55	0.64	0.97	(0.14)	0.24
Total income (loss) from investment operations	(1.30)		0.82	0.83	1.31	0.09	0.46
Less distributions from:
Net investment income	—		(0.12)	(0.21)	(0.24)	(0.15)	(0.10)
Net realized gain	—		—	(0.02)	(0.13)	(0.18)	—
Total distributions	—		(0.12)	(0.23)	(0.37)	(0.33)	(0.10)
Net asset value, end of period	$12.54		$13.84	$13.14	$12.54	$11.60	$11.84
Total return (c)	(9.39	)% (f)	6.27%	6.68%	11.35%	(2.59)%	6.44%
Ratios and Supplemental Data:
Net assets, end of period (d)	$3,106,446		$5,811,150	$880,209	$294,872	$12	$12
Ratio of expenses to average net assets (e)	0.73	% (g)	0.74%	0.75%	0.78%	0.73%	0.70%
Ratio of net investment income to average net assets (b)(e)	0.82	% (g)	1.97%	1.52%	2.75%	1.96%	1.62%
Portfolio turnover rate	19	% (f)	8%	28%	28%	47%	56%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019 (a)

Net asset value, beginning of period	$13.51		$12.79	$12.17	$11.93
Income (loss) from investment operations:
Net investment income (b)(c)	0.09		0.30	0.00 (h)	0.00	(h)
Net realized and unrealized gain on investments	(1.35)		0.52	0.84	0.58
Total income from investment operations	(1.26)		0.82	0.84	0.58
Less distributions from:
Net investment income	—		(0.10)	(0.20)	(0.21)
Net realized gain	—		—	(0.02)	(0.13)
Total distributions	—		(0.10)	(0.22)	(0.34)
Net asset value, end of period (d)	$12.25		$13.51	$12.79	$12.17
Total return (e)	(9.33	)% (i)	6.45%	7.04%	4.94%
Ratios and Supplemental Data:
Net assets, end of period (f)	$12		$14	$13	$13
Ratio of expenses to average net assets (g)	0.53	% (j)	0.54%	0.55%	0.58	% (j)
Ratio of net investment income to average net assets (c)(g)	0.62	% (j)	1.77%	1.32%	2.55	% (j)
Portfolio turnover rate	19	% (i)	8%	28%	28%

(a)	The Conservative ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Not annualized

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$19.56		$16.88	$15.43	$13.29	$15.35	$13.27
Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.40	0.25	0.37	0.35	0.30
Net realized and unrealized gain (loss) on investments	(3.40)		2.44	1.53	2.54	(1.61)	2.10
Total income (loss) from investment operations	(3.24)		2.84	1.78	2.91	(1.26)	2.40
Less distributions from:
Net investment income	—		(0.16)	(0.24)	(0.26)	(0.20)	(0.21)
Net realized gain	—		—	(0.09)	(0.51)	(0.60)	(0.11)
Total distributions	—		(0.16)	(0.33)	(0.77)	(0.80)	(0.32)
Net asset value, end of period	$16.32		$19.56	$16.88	$15.43	$13.29	$15.35
Total return (c)	(16.56	)% (e)	16.89%	11.92%	22.36%	(8.57)%	18.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$5,865		$7,336	$5,487	$4,834	$3,664	$3,302
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.22%	0.23%	0.21%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.74	% (f)	2.13%	1.72%	2.47%	2.31%	2.10%
Portfolio turnover rate	5	% (e)	10%	27%	49%	43%	41%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$19.10		$16.52	$15.14	$13.06	$15.11	$13.08
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.35	0.23	0.33	0.32	0.28
Net realized and unrealized gain (loss) on investments	(3.32)		2.37	1.48	2.50	(1.59)	2.05
Total income (loss) from investment operations	(3.18)		2.72	1.71	2.83	(1.27)	2.33
Less distributions from:
Net investment income	—		(0.14)	(0.24)	(0.24)	(0.18)	(0.19)
Net realized gain	—		—	(0.09)	(0.51)	(0.60)	(0.11)
Total distributions	—		(0.14)	(0.33)	(0.75)	(0.78)	(0.30)
Net asset value, end of period	$15.92		$19.10	$16.52	$15.14	$13.06	$15.11
Total return (c)	(16.65	)% (e)	16.52%	11.67%	22.07%	(8.78)%	17.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$78,674		$79,054	$47,067	$29,405	$20,228	$15,532
Ratio of expenses to average net assets (d)	0.46	% (f)	0.46%	0.47%	0.48%	0.46%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.57	% (f)	1.92%	1.59%	2.25%	2.12%	1.97%
Portfolio turnover rate	5	% (e)	10%	27%	49%	43%	41%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$20.95		$18.10	$16.49	$14.23	$15.11	$14.09
Income (loss) from investment operations:
Net investment income (b)(c)	0.11		0.42	0.17	0.34	0.28	0.28
Net realized and unrealized gain (loss) on investments	(3.62)		2.53	1.66	2.69	(0.38)	1.04
Total income (loss) from investment operations	(3.51)		2.95	1.83	3.03	(0.10)	1.32
Less distributions from:
Net investment income	—		(0.10)	(0.13)	(0.26)	(0.18)	(0.19)
Net realized gain	—		—	(0.09)	(0.51)	(0.60)	(0.11)
Total distributions	—		(0.10)	(0.22)	(0.77)	(0.78)	(0.30)
Net asset value, end of period	$17.44		$20.95	$18.10	$16.49	$14.23	$15.11
Total return (d)	(16.75	)% (f)	16.30%	11.36%	21.72%	(8.92)%	16.23%
Ratios and Supplemental Data:
Net assets, end of period (d)	$1,511,931		$2,059,907	$693,827	$1,043,741	$33,812	$15
Ratio of expenses to average net assets (e)	0.71	% (g)	0.71%	0.72%	0.73%	0.71%	0.70%
Ratio of net investment income to average net assets (c)(e)	1.14	% (g)	2.06%	1.12%	2.14%	1.87%	1.72%
Portfolio turnover rate	5	% (f)	10%	27%	49%	43%	41%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019 (a)

Net asset value, beginning of period	$19.10		$16.52	$15.14	$14.88
Income (loss) from investment operations:
Net investment income (b)(c)	0.16		0.39	0.00 (h)	0.00	(h)
Net realized and unrealized gain on investments	(3.34)		2.33	1.71	1.01
Total income from investment operations	(3.18)		2.72	1.71	1.01
Less distributions from:
Net investment income	—		(0.14)	(0.24)	(0.24)
Net realized gain	—		—	(0.09)	(0.51)
Total distributions	—		(0.14)	(0.33)	(0.75)
Net asset value, end of period (d)	$15.92		$19.10	$16.52	$15.14
Total return (e)	(16.65	)% (i)	16.52%	11.67%	7.16%
Ratios and Supplemental Data:
Net assets, end of period (f)	$17		$21	$18	$16
Ratio of expenses to average net assets (g)	0.51	% (j)	0.51%	0.52%	0.53	% (j)
Ratio of net investment income to average net assets (c)(g)	0.94	% (j)	1.86%	0.92%	1.94	% (j)
Portfolio turnover rate	5	% (i)	10%	27%	49%

(a)	The Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$15.51		$13.87	$12.74	$11.13	$12.40	$11.02
Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.32	0.22	0.32	0.31	0.28
Net realized and unrealized gain (loss) on investments	(2.31)		1.49	1.13	1.79	(1.10)	1.30
Total income (loss) from investment operations	(2.19)		1.81	1.35	2.11	(0.79)	1.58
Less distributions from:
Net investment income	—		(0.17)	(0.20)	(0.22)	(0.17)	(0.16)
Net realized gain	—		—	(0.02)	(0.28)	(0.31)	(0.04)
Total distributions	—		(0.17)	(0.22)	(0.50)	(0.48)	(0.20)
Net asset value, end of period	$13.32		$15.51	$13.87	$12.74	$11.13	$12.40
Total return (c)	(14.12	)% (e)	13.12%	10.83%	19.14%	(6.60)%	14.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$8,108		$9,750	$8,334	$8,793	$6,797	$6,150
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.20%	0.23%	0.21%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.72	% (f)	2.14%	1.77%	2.64%	2.51%	2.35%
Portfolio turnover rate	5	% (e)	12%	27%	39%	33%	43%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$14.88		$13.33	$12.26	$10.73	$11.99	$10.67
Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.28	0.20	0.29	0.28	0.23
Net realized and unrealized gain (loss) on investments	(2.23)		1.42	1.07	1.72	(1.08)	1.27
Total income (loss) from investment operations	(2.12)		1.70	1.27	2.01	(0.80)	1.50
Less distributions from:
Net investment income	—		(0.15)	(0.18)	(0.20)	(0.15)	(0.14)
Net realized gain	—		—	(0.02)	(0.28)	(0.31)	(0.04)
Total distributions	—		(0.15)	(0.20)	(0.48)	(0.46)	(0.18)
Net asset value, end of period	$12.76		$14.88	$13.33	$12.26	$10.73	$11.99
Total return (c)	(14.25	)% (e)	12.82%	10.60%	18.91%	(6.89)%	14.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$76,235		$75,899	$51,819	$31,364	$19,842	$14,302
Ratio of expenses to average net assets (d)	0.46	% (f)	0.46%	0.45%	0.48%	0.46%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.53	% (f)	1.97%	1.66%	2.48%	2.32%	1.99%
Portfolio turnover rate	5	% (e)	12%	27%	39%	33%	43%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017

Net asset value, beginning of period	$16.40		$14.69	$13.54	$11.86	$11.98	$11.65
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.33	0.17	0.49	0.25	0.23
Net realized and unrealized gain (loss) on investments	(2.48)		1.51	1.19	1.68	0.09	0.28
Total income (loss) from investment operations	(2.35)		1.84	1.36	2.17	0.34	0.51
Less distributions from:
Net investment income	—		(0.13)	(0.19)	(0.21)	(0.15)	(0.14)
Net realized gain	—		—	(0.02)	(0.28)	(0.31)	(0.04)
Total distributions	—		(0.13)	(0.21)	(0.49)	(0.46)	(0.18)
Net asset value, end of period	$14.05		$16.40	$14.69	$13.54	$11.86	$11.98
Total return (c)	(14.33	)% (f)	12.57%	10.24%	18.52%	(6.50)%	12.31%
Ratios and Supplemental Data:
Net assets, end of period (d)	$4,299,515		$848,083	$323,433	$237,205	$11,151	$12
Ratio of expenses to average net assets (e)	0.71	% (g)	0.71%	0.70%	0.73%	0.71%	0.70%
Ratio of net investment income to average net assets (c)(e)	1.75	% (g)	2.07%	1.33%	3.75%	2.07%	1.74%
Portfolio turnover rate	5	% (f)	12%	27%	39%	33%	43%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2022		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2021	December 31, 2020	December 31, 2019 (a)

Net asset value, beginning of period	$14.84		$13.28	$12.24	$11.97
Income (loss) from investment operations:
Net investment income (b)(c)	0.10		0.26	0.17	0.36
Net realized and unrealized gain on investments	(2.22)		1.43	1.08	0.40
Total income from investment operations	(2.12)		1.69	1.25	0.76
Less distributions from:
Net investment income	—		(0.13)	(0.19)	(0.21)
Net realized gain	—		—	(0.02)	(0.28)
Total distributions	—		(0.13)	(0.21)	(0.49)
Net asset value, end of period	$12.72		$14.84	$13.28	$12.24
Total return (d)	(14.29	)% (f)	12.80%	10.48%	6.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$10,325		$12,425	$11,834	$11,619
Ratio of expenses to average net assets (e)	0.51	% (g)	0.51%	0.50%	0.53	% (g)
Ratio of net investment income to average net assets (c)(e)	1.41	% (g)	1.78%	1.48%	4.45	% (g)
Portfolio turnover rate	5	% (f)	12%	27%	39%

(a)	The Moderate Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2022

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective

Aggressive Growth ETF Portfolio	Capital appreciation.

Balanced ETF Portfolio	Income and capital appreciation.

Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.

Growth ETF Portfolio	Capital appreciation.

Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Investor Class Shares and Service Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Portfolio may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolio’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds - The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

The Portfolios may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.

Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$74,591,183	$—	$—	$74,591,183
Short-Term Investments	4,647,476	—	—	4,647,476
Total	$79,238,659	$—	$—	$79,238,659

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$65,755,496	$—	$—	$65,755,496
Short-Term Investments	12,929,719	—	—	12,929,719
Total	$78,685,215	$—	$—	$78,685,215

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,104,304	$—	$—	$25,104,304
Short-Term Investments	4,519,267	—	—	4,519,267
Total	$29,623,571	$—	$—	$29,623,571

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$84,309,789	$—	$—	$84,309,789
Short-Term Investments	11,952,750	—	—	11,952,750
Total	$96,262,539	$—	$—	$96,262,539

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$96,924,354	$—	$—	$96,924,354
Short-Term Investments	14,488,320	—	—	14,488,320
Total	$111,412,674	$—	$—	$111,412,674

The Portfolios did not hold any Level 2 or 3 securities during the six months ended June 30, 2022.

*	Refer to the Schedules of Investments for security classifications.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended or expected to be taken in the Portfolios’ December 31, 2022 year-end tax returns. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans - The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolios assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2022:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities *
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial	Pledged
	of Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Aggressive Growth ETF Portfolio
Description:
Securities Loaned	$3,010,505	$—	$3,010,505	$—	$3,010,505	$—
Total	$3,010,505	$—	$3,010,505	$—	$3,010,505	$—

Balanced ETF Portfolio
Description:
Securities Loaned	$11,951,833	$—	$11,951,833	$499,226	$11,452,607	$—
Total	$11,951,833	$—	$11,951,833	$499,226	$11,452,607	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$4,468,988	$—	$4,468,988	$547,539	$3,921,449	$—
Total	$4,468,988	$—	$4,468,988	$547,539	$3,921,449	$—

Growth ETF Portfolio
Description:
Securities Loaned	$10,295,419	$—	$10,295,419	$607,966	$9,687,453	$—
Total	$10,295,419	$—	$10,295,419	$607,966	$9,687,453	$—

Moderate Growth ETF Portfolio
Description:
Securities Loaned	$12,378,589	$—	$12,378,589	$179,108	$12,199,481	$—
Total	$12,378,589	$—	$12,378,589	$179,108	$12,199,481	$—

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

The following table breaks out the holdings received as collateral as of June 30, 2022:

Securities Lending Transactions
Overnight and Continuous
Aggressive Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$3,072,359

Balanced ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$11,704,639

Conservative ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$4,015,766

Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$9,905,416

Moderate Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$12,466,602

The fair value of the securities loaned for the Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio totaled $3,010,505, $11,951,833, $4,468,988, $10,295,419 and $12,378,589 at June 30, 2022, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “collateral for securities loaned” on each Schedule of Investments includes only cash collateral received and reinvested that totaled $3,072,359, $11,704,639, $4,015,766, $9,905,416 and $12,466,602 for the Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio at June 30, 2022, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” At June 30, 2022, the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio received non-cash collateral of $499,226, $547,539, $607,966 and $179,108, respectively. The Aggressive Growth ETF Portfolio did not receive non-cash collateral as of June 30, 2022. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$14,542,155	$2,597,563
Balanced ETF Portfolio	12,645,653	4,421,294
Conservative ETF Portfolio	5,493,060	6,383,584
Growth ETF Portfolio	19,052,445	4,630,804
Moderate Growth ETF Portfolio	21,217,916	5,039,953

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management LLC as the Portfolios’ sub-advsior (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. For the six months ended June 30, 2022, the Portfolios paid the following in advisory fees.

Fund	Advisory Fees
Aggressive Growth ETF Portfolio	$39,627
Balanced ETF Portfolio	34,109
Conservative ETF Portfolio	14,482
Growth ETF Portfolio	43,975
Moderate Growth ETF Portfolio	50,043

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2022, the Portfolios paid the following in distribution fees under the Plan.

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$96,340
Balanced ETF Portfolio	76,225
Conservative ETF Portfolio	26,077
Growth ETF Portfolio	103,749
Moderate Growth ETF Portfolio	103,518

Service Class shares also include shareholder servicing and administrative fees for Balanced ETF Portfolio and Moderate Growth ETF Portfolio Fund in the amounts of $853 and $17,068, respectively.

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the six months ended June 30, 2022, the Trustees received fees in the amount of $8,165 on behalf of each Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain Officers of the Trust are also Officers of UFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio

Pruco Life Insurance Company	89%

Balanced ETF Portfolio

Pruco Life Insurance Company	70%

Conservative ETF Portfolio

Members Life Insurance Company	49%
Pruco Life Insurance Company	27%

Growth ETF Portfolio

Pruco Life Insurance Company	83%

Moderate Growth ETF Portfolio

Pruco Life Insurance Company	63%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the Portfolios as of June 30, 2022 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross
		Unrealized	Unrealized	Total Unrealized
Portfolio	Aggregate Cost	Appreciation	Depreciation	Depreciation
Aggressive ETF Portfolio	$81,411,812	$2,125,303	$(4,298,456)	$(2,173,153)
Balanced ETF Portfolio	81,243,139	1,896,022	(4,453,946)	(2,557,924)
Conservative ETF Portfolio	30,993,719	193,049	(1,563,197)	(1,370,148)
Growth ETF Portfolio	97,384,010	3,841,911	(4,963,382)	(1,121,471)
Moderate Growth ETF Portfolio	112,350,692	4,915,441	(5,853,459)	(938,018)

The tax character of the Portfolios’ distributions paid for the years ended December 31, 2021 and December 31, 2020 was as follows:

For the year ended December 31, 2021:
	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$468,981	$—	$468,981
Balanced ETF Portfolio	575,802	—	575,802
Conservative ETF Portfolio	255,030	—	255,030
Growth ETF Portfolio	717,780	—	717,780
Moderate Growth ETF Portfolio	1,023,350	—	1,023,350

For the year ended December 31, 2020:
	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$360,685	$284,569	$645,254
Balanced ETF Portfolio	509,891	11,217	521,108
Conservative ETF Portfolio	292,648	25,437	318,085
Growth ETF Portfolio	670,771	248,360	919,131
Moderate Growth ETF Portfolio	904,804	112,244	1,017,048

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $76,897, $52,090, $14,003, $93,132 and $89,210 for the fiscal year ended December 31, 2021 for Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio, respectively, which has been passed through to the Portfolios’ underlying shareholders and are deemed dividends for tax purposes.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Aggressive Growth ETF Portfolio	$1,075,156	$58,874	$—	$—	$—	$14,879,896	$16,013,926
Balanced ETF Portfolio	1,207,779	1,068,599	—	—	—	7,329,938	9,606,316
Conservative ETF Portfolio	554,380	385,904	—	—	—	2,181,168	3,121,452
Growth ETF Portfolio	1,407,990	585,793	—	—	—	16,662,901	18,656,684
Moderate Growth ETF Portfolio	1,727,970	1,319,251	—	—	—	16,166,648	19,213,869

The difference between book basis and tax basis accumulated net realized gains/ losses and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2021, the Portfolios had no capital loss carry forwards for federal income tax purposes. Capital loss carryforward utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Aggressive Growth ETF Portfolio	$—	$—	$—	$1,620,556
Balanced ETF Portfolio	—	—	—	407,395
Conservative ETF Portfolio	—	—	—	48,889
Growth ETF Portfolio	—	—	—	1,702,278
Moderate Growth ETF Portfolio	—	—	—	1,604,159

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios

Expense Examples (Unaudited)

June 30, 2022

As a shareholder of one or more of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only transactional costs, or other expenses charged by your insurance contract or separate account. useful in comparing ongoing costs only, and will not help you determine the relative total costs of In addition, if these transactional costs were included, your costs would have been higher.

and do not reflect any Therefore, the table is owning different funds.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-22	6-30-22	Period*	6-30-22	Period*
Aggressive Growth ETF Portfolio	0.21%	$1,000.00	$820.90	$0.95	$1,023.75	$1.05
Balanced ETF Portfolio	0.21%	$1,000.00	$881.00	$0.98	$1,023.75	$1.05
Conservative ETF Portfolio	0.23%	$1,000.00	$908.30	$1.09	$1,023.65	$1.15
Growth ETF Portfolio	0.21%	$1,000.00	$834.40	$0.96	$1,023.75	$1.05
Moderate Growth ETF Portfolio	0.21%	$1,000.00	$858.80	$0.97	$1,023.75	$1.05

TOPS® ETF Portfolios

Expense Examples (Unaudited) (Continued)

June 30, 2022

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 2	Ratio	1-1-22	6-30-22	Period*	6-30-22	Period*
Aggressive Growth ETF Portfolio	0.46%	$1,000.00	$819.90	$2.08	$1,022.51	$2.31
Balanced ETF Portfolio	0.46%	$1,000.00	$880.10	$2.14	$1,022.51	$2.31
Conservative ETF Portfolio	0.48%	$1,000.00	$906.70	$2.27	$1,022.41	$2.41
Growth ETF Portfolio	0.46%	$1,000.00	$833.50	$2.09	$1,022.51	$2.31
Moderate Growth ETF Portfolio	0.46%	$1,000.00	$857.50	$2.12	$1,022.51	$2.31

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	1-1-22	6-30-22	Period*	6-30-22	Period*
Aggressive Growth ETF Portfolio	0.71%	$1,000.00	$818.50	$3.20	$1,021.27	$3.56
Balanced ETF Portfolio	0.71%	$1,000.00	$878.80	$3.31	$1,021.27	$3.56
Conservative ETF Portfolio	0.73%	$1,000.00	$906.10	$3.45	$1,021.17	$3.66
Growth ETF Portfolio	0.71%	$1,000.00	$832.50	$3.23	$1,021.27	$3.56
Moderate Growth ETF Portfolio	0.71%	$1,000.00	$856.70	$3.27	$1,021.27	$3.56

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Service Class	Ratio	1-1-22	6-30-22	Period*	6-30-22	Period*
Aggressive Growth ETF Portfolio	0.51%	$1,000.00	$819.90	$2.30	$1,022.27	$2.56
Balanced ETF Portfolio	0.51%	$1,000.00	$879.40	$2.38	$1,022.27	$2.56
Conservative ETF Portfolio	0.53%	$1,000.00	$906.70	$2.51	$1,022.17	$2.66
Growth ETF Portfolio	0.51%	$1,000.00	$833.50	$2.32	$1,022.27	$2.56
Moderate Growth ETF Portfolio	0.51%	$1,000.00	$857.10	$2.35	$1,022.27	$2.56

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

TOPS® ETF Portfolios

Supplemental Information (Unaudited)

June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Portfolios have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Portfolios’ liquidity risk, taking into consideration, among other factors, each respective Portfolio’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Portfolios’ investments and determined that the Portfolios held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Portfolios’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Portfolios’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855 -572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N- PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TNM-SAR22

(b)        Not applicable

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/24/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/24/2022

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/24/2022